ACCUMULATED DEFICIT AND STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2018
ACCUMULATED DEFICIT AND STATUTORY RESERVE [Abstract]
Schedule of Accumulated Deficit
	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

PRC statutory reserved funds	30,882	30,882	4,491
Unreserved accumulated deficit	(888,633)	(1,340,306)	(194,939)

	(857,751)	(1,309,424)	(190,448)